Schedule of Investments (unaudited) September 30, 2020	BlackRock Health Sciences Trust II (BMEZ) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Biotechnology — 35.4%
Acceleron Pharma, Inc.(a)(b)	314,516	$35,392,486
ADC Therapeutics SA(b)(c)	159,142	5,250,095
Agios Pharmaceuticals, Inc.(a)(b)	441,750	15,461,250
Akeso, Inc.(b)(d)	1,660,000	6,043,315
Akouos, Inc.(b)	426,721	9,759,109
Alector, Inc.(b)	408,845	4,307,182
Alexion Pharmaceuticals, Inc.(a)(b)	168,926	19,330,202
Allakos, Inc.(a)(b)	212,829	17,334,922
Alnylam Pharmaceuticals, Inc.(a)(b)	277,448	40,396,429
ALX Oncology Holdings, Inc.(b)	286,427	10,809,755
Amicus Therapeutics, Inc.(a)(b)	446,017	6,297,760
Annexon, Inc.(b)	183,965	5,561,262
Apellis Pharmaceuticals, Inc.(b)	170,360	5,139,761
Applied Molecular Transport, Inc.(b)	165,609	5,269,678
Arcutis Biotherapeutics, Inc.(b)	155,075	4,543,698
Arena Pharmaceuticals, Inc.(a)(b)	152,180	11,381,542
Argenx SE, ADR(a)(b)	121,001	31,765,183
Arrowhead Pharmaceuticals, Inc.(b)	85,746	3,692,223
Avidity Biosciences, Inc.(b)	367,800	10,353,570
Beam Therapeutics, Inc.(b)	169,779	4,179,959
Biohaven Pharmaceutical Holding Co. Ltd.(b)	158,500	10,304,085
BioMarin Pharmaceutical, Inc.(b)	201,275	15,313,002
Blueprint Medicines Corp.(b)	75,909	7,036,764
CareDx, Inc.(b)	227,093	8,615,908
ChemoCentryx, Inc.(b)	46,630	2,555,324
Constellation Pharmaceuticals, Inc.(b)	66,300	1,343,238
Deciphera Pharmaceuticals, Inc.(b)	82,195	4,216,604
Dicerna Pharmaceuticals, Inc.(b)	402,384	7,238,888
Dyne Therapeutics, Inc.(b)	291,334	5,882,033
Eidos Therapeutics, Inc.(b)	120,728	6,100,386
Fate Therapeutics, Inc.(b)	112,925	4,513,612
FibroGen, Inc.(b)	160,848	6,614,070
Forma Therapeutics Holdings, Inc.(b)	543,025	27,064,366
Fusion Pharmaceuticals, Inc.(b)	436,446	5,246,081
Galapagos NV, ADR(a)(b)	25,042	3,553,710
Genetron Holdings Ltd.(b)	970,000	11,581,800
Genmab A/S(b)	218,365	79,245,862
Genmab A/S, ADR(a)(b)	690,930	25,294,947
Global Blood Therapeutics, Inc.(b)	82,931	4,572,815
Grifols SA, Class A	704,064	20,245,444
Gritstone Oncology, Inc.(b)	197,153	522,455
Halozyme Therapeutics, Inc.(b)	297,201	7,810,442
Humanigen, Inc.(b)	241,224	2,566,623
Immunomedics, Inc.(b)	533,084	45,328,133
Immunovant, Inc.(b)	256,486	9,025,742
Insmed, Inc.(b)	256,527	8,244,778
Intellia Therapeutics, Inc.(b)	147,621	2,934,705
Iovance Biotherapeutics, Inc.(b)	429,994	14,155,402
Kadmon Holdings, Inc.(b)	1,454,723	5,702,514
Karyopharm Therapeutics, Inc.(b)	406,215	5,930,739
Keros Therapeutics, Inc.(b)	212,296	8,188,257
Kodiak Sciences, Inc.(b)	180,183	10,668,635
Krystal Biotech, Inc.(b)	163,538	7,040,311
Kymera Therapeutics, Inc.(b)	271,425	8,769,742
MacroGenics, Inc.(b)	100,800	2,539,152
Mersana Therapeutics, Inc.(b)	1,558,929	29,027,258
Mirati Therapeutics, Inc.(a)(b)	54,382	9,030,131
Molecular Templates, Inc.(b)	203,575	2,223,039
Momenta Pharmaceuticals, Inc.(b)	167,620	8,796,698

Security	Shares	Value

Biotechnology (continued)
Morphic Holding, Inc.(b)	100,431	$2,745,784
Neurocrine Biosciences, Inc.(b)	173,765	16,709,242
Nkarta, Inc.(b)	422,882	12,711,833
ORIC Pharmaceuticals, Inc.(b)	196,430	4,912,714
Passage Bio, Inc.(b)	190,016	2,491,110
Prothena Corp. PLC(b)	363,100	3,627,369
PTC Therapeutics, Inc.(b)	217,736	10,179,158
Rapt Therapeutics, Inc.(b)	188,948	6,084,126
Regeneron Pharmaceuticals, Inc.(a)(b)	68,020	38,076,236
Relay Therapeutics, Inc.(b)	61,429	2,616,261
Retrophin, Inc.(b)	394,674	7,285,682
Revolution Medicines, Inc.(b)	103,258	3,593,378
Sage Therapeutics, Inc.(b)	157,700	9,638,624
Sarepta Therapeutics, Inc.(a)(b)	72,754	10,216,844
Seattle Genetics, Inc.(b)(e)	499,885	97,822,496
Seres Therapeutics, Inc.(b)	373,800	10,582,278
Stoke Therapeutics, Inc.(b)	103,538	3,467,488
Taysha Gene Therapies, Inc.(b)	178,700	4,002,880
TCR2 Therapeutics, Inc.(b)	228,499	4,643,100
Twist Bioscience Corp.(a)(b)	242,154	18,396,439
United Therapeutics Corp.(a)(b)	59,550	6,014,550
Vertex Pharmaceuticals, Inc.(a)(b)	122,254	33,267,759
Vir Biotechnology, Inc.(b)	132,400	4,545,292
Voyager Therapeutics, Inc.(b)	262,830	2,804,396
Zai Lab Ltd., ADR(b)	194,310	16,160,763
Zentalis Pharmaceuticals, Inc.(b)	227,113	7,424,324
Zymeworks, Inc.(b)	252,147	11,745,007

		1,049,078,209

Diversified Financial Services(b) — 1.0%
ARYA Sciences Acquisition Corp. II	204,554	2,250,094
ARYA Sciences Acquisition Corp. III, Class A	324,000	3,473,280
BCTG Acquisition Corp.	167,744	1,818,345
Deerfield Healthcare Technology Acquisitions Corp.	319,040	3,391,395
FS Development Corp., Class A	285,217	3,194,430
Health Sciences Acquisitions Corp.	233,344	2,566,784
Longview Acquisition Corp.	486,550	4,938,483
Panacea Acquisition Corp.	206,640	2,479,680
Therapeutics Acquisition Corp., Class A	407,000	5,852,660

		29,965,151

Health Care Equipment & Supplies — 26.3%
ABIOMED, Inc.(a)(b)	80,185	22,216,056
Alcon AG(b)	780,009	44,421,513
Baxter International, Inc	624,018	50,183,528
Cardiovascular Systems, Inc.(b)	168,900	6,646,215
Coloplast A/S, Class B	20,658	3,274,065
ConvaTec Group PLC(d)	4,668,285	10,754,324
Demant A/S(b)	700,875	21,980,217
DexCom, Inc.(a)(b)	40,467	16,681,711
Edwards Lifesciences Corp.(a)(b)	281,385	22,460,151
Envista Holdings Corp.(b)	390,050	9,626,434
GN Store Nord A/S	631,506	47,575,588
Haemonetics Corp.(a)(b)	276,008	24,081,698
Hill-Rom Holdings, Inc.(a)	146,385	12,224,611
Insulet Corp.(a)(b)	142,744	33,771,803
Intuitive Surgical, Inc.(a)(b)	74,498	52,859,311
Kangji Medical Holdings Ltd., (Acquired 06/22/2020, Cost: $9,047,060)(b)(f)	5,001,419	12,273,935
Masimo Corp.(a)(b)	237,283	56,013,025
Nevro Corp.(a)(b)	250,151	34,846,034
NuVasive, Inc.(b)	137,340	6,670,604

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Health Sciences Trust II (BMEZ) (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Penumbra, Inc.(a)(b)	113,661	$22,093,425
ResMed, Inc.(a)	177,227	30,382,025
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	419,520	21,574,822
Silk Road Medical, Inc.(b)	301,640	20,273,224
Sonova Holding AG, Registered Shares(b)	65,278	16,542,431
STERIS PLC.	139,521	24,582,205
Straumann Holding AG, Registered Shares	33,816	34,208,310
Tandem Diabetes Care, Inc.(a)(b)	256,174	29,075,749
Teleflex, Inc.(a)	144,275	49,114,096
Varian Medical Systems, Inc.(b)(e)	241,899	41,606,628
Venus MedTech Hangzhou, Inc., Class H(b)(d)	181,000	1,931,894

		779,945,632

Health Care Providers & Services — 11.8%
Addus HomeCare Corp.(b)	45,200	4,271,852
Amedisys, Inc.(a)(b)	230,923	54,597,125
Amplifon SpA(b)	646,544	23,120,663
Centene Corp.(a)(b)	359,854	20,990,284
Chemed Corp.	24,300	11,672,505
Encompass Health Corp.(a)	415,607	27,006,143
Humana, Inc.(a)	81,306	33,651,740
Jinxin Fertility Group Ltd.(d)	19,509,100	24,755,615
LHC Group, Inc.(a)(b)	247,591	52,627,943
Oak Street Health, Inc.(b)	47,017	2,512,589
Oak Street Health Inc., (Acquired 03/04/2020, Cost: $19,349,483)(f)	1,840,247	94,928,118

		350,134,577

Health Care Technology(b) — 2.3%
American Well Corp., Class A(c)	668,554	19,815,941
GoodRx Holdings, Inc., Class A	69,209	3,848,020
Livongo Health, Inc.(e)	203,790	28,540,789
Teladoc Health, Inc.	74,549	16,344,123

		68,548,873

Insurance(b) — 1.1%
eHealth, Inc.	186,000	14,694,000
GoHealth, Inc., Class A.	416,791	5,428,703
Selectquote, Inc.	559,762	11,335,180

		31,457,883

Life Sciences Tools & Services — 8.9%
10X Genomics, Inc., Class A(b)	48,300	6,022,044
Avantor, Inc.(b)	766,938	17,248,436
Berkeley Lights, Inc.(b)	339,595	25,931,474
Charles River Laboratories International, Inc.(a)(b)	91,264	20,666,733
Gerresheimer AG	156,300	17,491,585
Illumina, Inc.(a)(b)	35,617	11,008,502
IQVIA Holdings, Inc.(a)(b)	144,911	22,842,321
Lonza Group AG, Registered Shares	35,745	22,059,497
PPD, Inc.(b)	1,323,613	48,960,445
WuXi AppTec Co. Ltd., Class H(d)	2,391,060	34,576,554
Wuxi Biologics Cayman, Inc.(b)(d)	1,429,101	35,024,491

		261,832,082

Pharmaceuticals — 7.6%
Astellas Pharma, Inc	1,070,400	15,956,020

Security	Shares	Value

Pharmaceuticals (continued)
Chugai Pharmaceutical Co. Ltd.	307,500	$13,799,202
Eisai Co. Ltd.	133,400	12,183,729
Hansoh Pharmaceutical Group Ltd.(b)(d)	9,306,068	45,484,692
Harmony Biosciences Holdings, Inc.(b)	96,975	3,287,452
Horizon Therapeutics PLC(b)	167,800	13,034,704
Merck KGaA	200,999	29,304,115
MyoKardia, Inc.(b)	37,465	5,107,603
Nektar Therapeutics(a)(b)	354,718	5,884,772
Ocumension Therapeutics, (Acquired 07/06/2020, Cost: $1,489,361)(b)(d)(f)	779,500	2,282,001
PMV Pharmaceuticals, Inc.(b)	484,687	17,206,388
Relmada Therapeutics, Inc.(b)	262,500	9,875,250
Royalty Pharma PLC, Class A	142,470	5,993,713
UCB SA	390,226	44,319,388
WaVe Life Sciences Ltd.(b)	269,300	2,286,357

		226,005,386

Total Common Stocks — 94.4% (Cost: $2,106,134,937)		2,796,967,793

	Par (000)

Corporate Bonds

Biotechnology — 0.1%
Kronos Bio, Inc, (Acquired: 08/20/2020, Cost: $4,591,000), 0.00%, 02/14/22(f)(g)(h)	$4,591	4,591,000

Total Corporate Bonds — 0.1% (Cost: $4,591,000)		4,591,000

	Shares

Preferred Securities

Preferred Stocks — 2.7%(f)

Biotechnology — 2.3%
Annexon, Inc., Series D, (Acquired 06/26/2020, Cost: $4,170,549)	332,856	9,749,189
Everest Medicines Ltd., Series C2, (Acquired 05/29/2020, Cost: $11,209,200)	3,113,667	$21,079,525
Goldfinch Bio, Inc., Series B, (Acquired 06/26/2020, Cost: $3,029,231)(h)	2,567,145	3,029,231
Kymera Therapeutics, Inc., Series C, (Acquired 03/11/2020, Cost: $4,939,996)	473,850	14,714,701
Olema Pharmaceuticals, Inc., Series C, (Acquired 09/30/2020, Cost: $2,939,996)(h)	740,960	2,939,996
Sigilon Therapeutics, Inc., Series B, (Acquired 02/14/2020, Cost: $3,051,798)(h)	508,633	3,077,230
Talaris Therapeutics, Inc., Series B, (Acquired 9/30/2020, Cost: $7,369,358)(h)	4,005,086	7,369,358
Taysha Gene Therapies, Inc., Series B, (Acquired 07/30/2020, Cost: $4,283,184)	274,502	5,851,651

		67,810,881

Pharmaceuticals(h) — 0.4%
Antengene Corporation Limited, C-1, (Acquired 07/13/2020, Cost: $5,396,046)	1,909,506	5,403,902
Antengene Corporation Limited, C-2, (Acquired 07/13/2020, Cost: $1,695,902)	600,131	1,698,371

2

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Health Sciences Trust II (BMEZ) (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Insitro, Inc., Series B, (Acquired 05/21/2020, Cost: $5,000,000)	802,478	5,031,537

		12,133,810

Total Preferred Stocks — 2.7%		79,944,691

Total Preferred Securities — 2.7% (Cost: $53,085,260)		79,944,691

Total Long-Term Investments — 97.2% (Cost: $2,163,811,197)		2,881,503,484

Short-Term Securities

Money Market Funds — 5.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.02%(i)(j)	147,557,801	147,557,801
SL Liquidity Series, LLC, Money Market Series, 0.25%(i)(j)(k)	7,364,049	7,366,994

Total Short-Term Securities — 5.2% (Cost: $154,924,795)		154,924,795

Total Investments Before Options Written — 102.4% (Cost: $2,318,735,992)		3,036,428,279

Options Written — (1.0)% (Premiums Received: $(24,473,292))		(31,101,738)

Total Investments, Net of Options Written — 101.4% (Cost: $2,294,262,700)		3,005,326,541

Liabilities in Excess of Other Assets — (1.4)%		(42,127,093)

Net Assets — 100.0%		$2,963,199,448

(a)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(f)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $194,019,745, representing 6.55% of its net assets as of period end, and an original cost of $87,562,164.

(g)	Convertible security.
(h)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(i)	Affiliate of the Trust.
(j)	Annualized 7-day yield as of period end.
(k)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/19	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$—	$147,557,801	(a)	$—	$—	$—	$147,557,801	147,557,801	$2,375,763		$—
SL Liquidity Series, LLC, Money Market Series	—	7,367,875	(a)	—	(881)	—	7,366,994	7,364,049	83,269	(b)	—

					$(881)	$—	$154,924,795		$2,459,032		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Health Sciences Trust II (BMEZ)

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		NotionalAmount (000)		Value
Call
Livongo Health, Inc.	62	10/02/20	USD	142.00	USD	868	$(6,665)
Masimo Corp.	374	10/02/20	USD	229.00	USD	8,829	(287,188)
Regeneron Pharmaceuticals, Inc.	34	10/02/20	USD	630.00	USD	1,903	(935)
Sage Therapeutics, Inc.	200	10/02/20	USD	54.50	USD	1,222	(134,000)
Sarepta Therapeutics, Inc.	91	10/02/20	USD	157.50	USD	1,278	(13,650)
Tandem Diabetes Care, Inc.	58	10/02/20	USD	109.00	USD	658	(22,330)
Teladoc Health, Inc.	109	10/02/20	USD	230.00	USD	2,390	(8,993)
Vertex Pharmaceuticals, Inc.	98	10/02/20	USD	280.00	USD	2,667	(4,900)
Vertex Pharmaceuticals, Inc.	50	10/02/20	USD	267.50	USD	1,361	(25,250)
Alexion Pharmaceuticals, Inc.	163	10/09/20	USD	109.00	USD	1,865	(107,580)
Baxter International, Inc.	501	10/09/20	USD	84.00	USD	4,029	(7,515)
Centene Corp.	169	10/09/20	USD	64.00	USD	986	(2,704)
Edwards Lifesciences Corp.	238	10/09/20	USD	86.50	USD	1,900	(8,330)
Haemonetics Corp.	345	10/09/20	USD	91.00	USD	3,010	(25,371)
Halozyme Therapeutics, Inc.	505	10/09/20	USD	28.10	USD	1,327	(12,002)
Hill-Rom Holdings, Inc.	234	10/09/20	USD	95.00	USD	1,954	(962)
Humana, Inc.	65	10/09/20	USD	425.00	USD	2,690	(21,125)
Humana, Inc.	19	10/09/20	USD	407.50	USD	786	(23,560)
Illumina, Inc.	55	10/09/20	USD	357.50	USD	1,700	(3,300)
Intuitive Surgical, Inc.	29	10/09/20	USD	730.00	USD	2,058	(26,390)
PPD, Inc.	443	10/09/20	USD	32.25	USD	1,639	(211,373)
Regeneron Pharmaceuticals, Inc.	51	10/09/20	USD	570.00	USD	2,855	(52,785)
Sarepta Therapeutics, Inc.	91	10/09/20	USD	157.50	USD	1,278	(10,010)
Tandem Diabetes Care, Inc.	115	10/09/20	USD	119.00	USD	1,305	(16,963)
Teladoc Health, Inc.	77	10/09/20	USD	210.00	USD	1,688	(105,490)
Vertex Pharmaceuticals, Inc.	49	10/09/20	USD	287.50	USD	1,333	(4,778)
10X Genomics, Inc., Class A	60	10/16/20	USD	110.00	USD	748	(91,500)
ABIOMED, Inc.	100	10/16/20	USD	280.00	USD	2,771	(79,000)
Acceleron Pharma, Inc.	267	10/16/20	USD	100.00	USD	3,005	(349,770)
Addus HomeCare Corp.	77	10/16/20	USD	105.00	USD	728	(7,508)
Agios Pharmaceuticals, Inc.	552	10/16/20	USD	45.00	USD	1,932	(6,900)
Alcon AG	975	10/16/20	USD	60.00	USD	5,553	(39,000)
Alector, Inc.	368	10/16/20	USD	13.74	USD	388	(1,980)
Alexion Pharmaceuticals, Inc.	96	10/16/20	USD	120.00	USD	1,099	(25,680)
Allakos, Inc.	223	10/16/20	USD	100.00	USD	1,816	(111,500)
Alnylam Pharmaceuticals, Inc.	346	10/16/20	USD	150.00	USD	5,038	(121,100)
Amedisys, Inc.	275	10/16/20	USD	250.00	USD	6,502	(70,812)
Amicus Therapeutics, Inc.	558	10/16/20	USD	16.00	USD	788	(9,765)
Amicus Therapeutics, Inc.	557	10/16/20	USD	15.00	USD	786	(16,710)
Apellis Pharmaceuticals, Inc.	213	10/16/20	USD	30.80	USD	643	(29,473)
Arena Pharmaceuticals, Inc.	293	10/16/20	USD	70.00	USD	2,191	(183,125)
Argenx SE, ADR	112	10/16/20	USD	250.00	USD	2,940	(195,440)
Arrowhead Pharmaceuticals, Inc.	107	10/16/20	USD	45.00	USD	461	(15,248)
Arrowhead Pharmaceuticals, Inc.	107	10/16/20	USD	55.00	USD	461	(1,605)
Avantor, Inc.	958	10/16/20	USD	22.50	USD	2,155	(79,035)
Biohaven Pharmaceutical Holding Co. Ltd.	253	10/16/20	USD	70.00	USD	1,645	(25,932)
BioMarin Pharmaceutical, Inc.	502	10/16/20	USD	80.00	USD	3,819	(57,730)
Blueprint Medicines Corp.	30	10/16/20	USD	80.00	USD	278	(40,200)
Cardiovascular Systems, Inc.	220	10/16/20	USD	35.00	USD	866	(110,000)
CareDx, Inc.	284	10/16/20	USD	40.00	USD	1,077	(24,140)
Charles River Laboratories International, Inc.	114	10/16/20	USD	220.00	USD	2,582	(105,450)
Chemed Corp.	60	10/16/20	USD	490.00	USD	2,882	(31,500)
ChemoCentryx, Inc..	160	10/16/20	USD	75.00	USD	877	(30,800)
Constellation Pharmaceuticals, Inc.	90	10/16/20	USD	25.00	USD	182	(45,000)
Deciphera Pharmaceuticals, Inc.	102	10/16/20	USD	50.00	USD	523	(32,385)
DexCom, Inc.	69	10/16/20	USD	440.00	USD	2,844	(37,260)
Dicerna Pharmaceuticals, Inc.	503	10/16/20	USD	22.50	USD	905	(15,090)
eHealth, Inc.	122	10/16/20	USD	80.00	USD	964	(40,870)
eHealth, Inc.	171	10/16/20	USD	85.00	USD	1,351	(31,207)
Eidos Therapeutics, Inc.	205	10/16/20	USD	45.00	USD	1,036	(142,475)

4

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Health Sciences Trust II (BMEZ)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Eidos Therapeutics, Inc.	96	10/16/20	USD	50.00	USD	485	$(25,920)
Encompass Health Corp.	375	10/16/20	USD	65.00	USD	2,437	(75,000)
Envista Holdings Corp.	350	10/16/20	USD	25.00	USD	864	(24,150)
Fate Therapeutics, Inc.	91	10/16/20	USD	40.00	USD	364	(20,020)
FibroGen, Inc.	402	10/16/20	USD	47.50	USD	1,653	(180,900)
Galapagos NV, ADR	42	10/16/20	USD	155.00	USD	596	(8,295)
Genmab A/S, ADR	500	10/16/20	USD	40.00	USD	1,830	(15,000)
Global Blood Therapeutics, Inc.	100	10/16/20	USD	69.00	USD	551	(902)
GoodRx Holdings, Inc., Class A	86	10/16/20	USD	65.00	USD	478	(13,975)
Haemonetics Corp.	345	10/16/20	USD	95.00	USD	3,010	(13,800)
Hill-Rom Holdings, Inc.	131	10/16/20	USD	90.00	USD	1,094	(4,258)
Horizon Therapeutics PLC	210	10/16/20	USD	80.00	USD	1,631	(51,450)
Immunomedics, Inc.	213	10/16/20	USD	48.00	USD	1,811	(798,750)
Insmed, Inc.	356	10/16/20	USD	30.00	USD	1,144	(163,760)
Insulet Corp.	160	10/16/20	USD	220.00	USD	3,785	(317,600)
Intellia Therapeutics, Inc.	184	10/16/20	USD	25.00	USD	366	(6,440)
Intuitive Surgical, Inc.	49	10/16/20	USD	760.00	USD	3,477	(39,200)
Iovance Biotherapeutics, Inc.	537	10/16/20	USD	30.00	USD	1,768	(230,910)
IQVIA Holdings, Inc.	249	10/16/20	USD	160.00	USD	3,925	(65,362)
Karyopharm Therapeutics, Inc.	505	10/16/20	USD	17.50	USD	737	(6,313)
Kodiak Sciences, Inc.	150	10/16/20	USD	50.00	USD	888	(155,250)
LHC Group, Inc.	225	10/16/20	USD	210.00	USD	4,783	(156,375)
Livongo Health, Inc.	447	10/16/20	USD	140.00	USD	6,260	(333,015)
Masimo Corp.	290	10/16/20	USD	240.00	USD	6,846	(169,650)
Mersana Therapeutics, Inc.	2,000	10/16/20	USD	20.00	USD	3,724	(165,000)
Mirati Therapeutics, Inc.	68	10/16/20	USD	145.00	USD	1,129	(177,480)
MyoKardia, Inc.	47	10/16/20	USD	110.00	USD	641	(126,195)
MyoKardia, Inc.	46	10/16/20	USD	130.00	USD	627	(46,920)
Nektar Therapeutics	321	10/16/20	USD	19.50	USD	533	(8,025)
Neurocrine Biosciences, Inc.	311	10/16/20	USD	115.00	USD	2,991	(10,885)
Nevro Corp.	314	10/16/20	USD	135.00	USD	4,374	(248,060)
NuVasive, Inc.	193	10/16/20	USD	60.00	USD	937	(96,500)
Penumbra, Inc.	179	10/16/20	USD	240.00	USD	3,479	(89,500)
PPD, Inc.	613	10/16/20	USD	35.00	USD	2,267	(162,445)
Prothena Corp. PLC	907	10/16/20	USD	11.00	USD	906	(24,943)
PTC Therapeutics, Inc.	272	10/16/20	USD	55.00	USD	1,272	(12,240)
Relmada Therapeutics, Inc.	236	10/16/20	USD	45.00	USD	888	(18,290)
ResMed, Inc.	300	10/16/20	USD	185.00	USD	5,143	(22,500)
Retrophin, Inc.	493	10/16/20	USD	20.00	USD	910	(226,780)
Royalty Pharma PLC, Class A	178	10/16/20	USD	50.00	USD	749	(3,560)
Sage Therapeutics, Inc.	200	10/16/20	USD	57.50	USD	1,222	(111,000)
Seattle Genetics, Inc.	623	10/16/20	USD	170.00	USD	12,191	(1,657,180)
Seattle Genetics, Inc.	626	10/16/20	USD	180.00	USD	12,250	(1,092,370)
Selectquote, Inc.	703	10/16/20	USD	25.00	USD	1,424	(7,030)
Silk Road Medical, Inc.	420	10/16/20	USD	55.00	USD	2,823	(512,400)
STERIS PLC	174	10/16/20	USD	160.00	USD	3,066	(306,240)
Stoke Therapeutics, Inc.	165	10/16/20	USD	30.00	USD	553	(94,875)
TCR2 Therapeutics, Inc.	286	10/16/20	USD	22.50	USD	581	(19,305)
Teleflex, Inc.	245	10/16/20	USD	380.00	USD	8,340	(36,750)
Twist Bioscience Corp.	218	10/16/20	USD	70.00	USD	1,656	(189,660)
Twist Bioscience Corp.	193	10/16/20	USD	75.00	USD	1,466	(121,590)
United Therapeutics Corp.	74	10/16/20	USD	110.00	USD	747	(2,590)
Vir Biotechnology, Inc.	317	10/16/20	USD	55.00	USD	1,088	(4,755)
Zai Lab Ltd., ADR	330	10/16/20	USD	85.00	USD	2,745	(103,125)
Zymeworks, Inc.	315	10/16/20	USD	35.00	USD	1,467	(370,125)
Baxter International, Inc.	560	10/23/20	USD	83.50	USD	4,503	(40,600)
Centene Corp.	471	10/23/20	USD	59.50	USD	2,747	(81,012)
Edwards Lifesciences Corp.	240	10/23/20	USD	83.50	USD	1,916	(68,400)
Humana, Inc.	19	10/23/20	USD	407.50	USD	786	(31,255)
Humana, Inc.	18	10/23/20	USD	402.50	USD	745	(35,280)
Intuitive Surgical, Inc.	78	10/23/20	USD	720.00	USD	5,534	(189,150)
Tandem Diabetes Care, Inc.	205	10/23/20	USD	113.00	USD	2,327	(143,500)

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Health Sciences Trust II (BMEZ)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Vertex Pharmaceuticals, Inc.	108	10/23/20	USD	277.50	USD	2,939	$(72,900)
Baxter International, Inc.	499	10/30/20	USD	82.00	USD	4,013	(101,047)
Centene Corp.	259	10/30/20	USD	57.00	USD	1,511	(91,945)
Humana, Inc.	63	10/30/20	USD	410.00	USD	2,607	(106,470)
Humana, Inc.	18	10/30/20	USD	400.00	USD	745	(42,210)
Regeneron Pharmaceuticals, Inc.	24	10/30/20	USD	590.00	USD	1,343	(28,560)
Tandem Diabetes Care, Inc.	205	10/30/20	USD	115.00	USD	2,327	(144,525)
Intuitive Surgical, Inc.	30	11/06/20	USD	700.00	USD	2,129	(131,400)
Zymeworks, Inc.	315	11/16/20	USD	42.00	USD	1,467	(204,836)
10X Genomics, Inc., Class A	60	11/20/20	USD	120.00	USD	748	(72,600)
ABIOMED, Inc.	100	11/20/20	USD	290.00	USD	2,771	(159,000)
Acceleron Pharma, Inc.	519	11/20/20	USD	110.00	USD	5,840	(537,165)
Addus HomeCare Corp.	36	11/20/20	USD	105.00	USD	340	(10,260)
Agios Pharmaceuticals, Inc.	552	11/20/20	USD	45.00	USD	1,932	(40,020)
Alector, Inc.	654	11/20/20	USD	22.50	USD	689	(49,050)
Alexion Pharmaceuticals, Inc.	163	11/20/20	USD	135.00	USD	1,865	(46,455)
Allakos, Inc.	309	11/20/20	USD	85.00	USD	2,517	(268,830)
Amedisys, Inc.	302	11/20/20	USD	240.00	USD	7,140	(440,920)
Apellis Pharmaceuticals, Inc.	212	11/20/20	USD	35.00	USD	640	(37,100)
Arena Pharmaceuticals, Inc.	87	11/20/20	USD	80.00	USD	651	(71,775)
Argenx SE, ADR	190	11/20/20	USD	260.00	USD	4,988	(378,100)
Biohaven Pharmaceutical Holding Co. Ltd.	143	11/20/20	USD	75.00	USD	930	(52,910)
Blueprint Medicines Corp.	159	11/20/20	USD	85.00	USD	1,474	(191,595)
Cardiovascular Systems, Inc.	202	11/20/20	USD	35.00	USD	795	(144,430)
Charles River Laboratories International, Inc.	114	11/20/20	USD	230.00	USD	2,582	(131,100)
Deciphera Pharmaceuticals, Inc.	103	11/20/20	USD	60.00	USD	528	(19,570)
DexCom, Inc.	32	11/20/20	USD	420.00	USD	1,319	(104,000)
Dicerna Pharmaceuticals, Inc.	503	11/20/20	USD	22.50	USD	905	(38,982)
Edwards Lifesciences Corp.	225	11/20/20	USD	85.00	USD	1,796	(51,187)
eHealth, Inc.	171	11/20/20	USD	85.00	USD	1,351	(121,410)
Encompass Health Corp.	660	11/20/20	USD	70.00	USD	4,289	(118,800)
Fate Therapeutics, Inc.	191	11/20/20	USD	40.00	USD	763	(78,310)
Galapagos NV, ADR	20	11/20/20	USD	155.00	USD	284	(13,000)
Genmab A/S, ADR	1,227	11/20/20	USD	40.00	USD	4,492	(196,320)
Global Blood Therapeutics, Inc.	107	11/20/20	USD	59.00	USD	590	(25,791)
GoodRx Holdings, Inc., Class A	87	11/20/20	USD	70.00	USD	484	(35,235)
Halozyme Therapeutics, Inc.	238	11/20/20	USD	30.00	USD	625	(20,230)
Horizon Therapeutics PLC	210	11/20/20	USD	80.00	USD	1,631	(136,500)
Illumina, Inc.	33	11/20/20	USD	290.00	USD	1,020	(106,095)
Insmed, Inc.	356	11/20/20	USD	30.00	USD	1,144	(199,360)
Intellia Therapeutics, Inc.	184	11/20/20	USD	25.00	USD	366	(92,000)
Iovance Biotherapeutics, Inc.	537	11/20/20	USD	37.00	USD	1,768	(62,976)
Karyopharm Therapeutics, Inc.	510	11/20/20	USD	17.50	USD	745	(30,600)
LHC Group, Inc.	180	11/20/20	USD	210.00	USD	3,826	(261,900)
MacroGenics, Inc.	252	11/20/20	USD	30.00	USD	635	(123,480)
Mersana Therapeutics, Inc.	1,897	11/20/20	USD	30.00	USD	3,532	(246,610)
Mirati Therapeutics, Inc.	68	11/20/20	USD	165.00	USD	1,129	(176,460)
Molecular Templates, Inc.	173	11/20/20	USD	15.00	USD	189	(6,920)
Nektar Therapeutics	566	11/20/20	USD	22.00	USD	939	(26,885)
Neurocrine Biosciences, Inc.	202	11/20/20	USD	120.00	USD	1,942	(19,190)
Nevro Corp.	311	11/20/20	USD	145.00	USD	4,332	(279,900)
NuVasive, Inc.	150	11/20/20	USD	55.00	USD	729	(29,250)
PTC Therapeutics, Inc.	182	11/20/20	USD	50.00	USD	851	(58,240)
PTC Therapeutics, Inc.	90	11/20/20	USD	49.00	USD	421	(31,725)
Regeneron Pharmaceuticals, Inc.	61	11/20/20	USD	595.00	USD	3,415	(123,830)
Relmada Therapeutics, Inc.	240	11/20/20	USD	45.00	USD	903	(55,800)
Retrophin, Inc.	493	11/20/20	USD	19.90	USD	910	(38,873)
Selectquote, Inc.	696	11/20/20	USD	25.00	USD	1,409	(43,500)
Seres Therapeutics, Inc.	467	11/20/20	USD	30.00	USD	1,322	(158,780)
Silk Road Medical, Inc.	334	11/20/20	USD	70.50	USD	2,245	(154,705)
STERIS PLC	174	11/20/20	USD	180.00	USD	3,066	(124,410)
Stoke Therapeutics, Inc.	93	11/20/20	USD	35.00	USD	311	(37,200)

6

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Health Sciences Trust II (BMEZ)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Tandem Diabetes Care, Inc.	57	11/20/20	USD	125.00	USD	647	$(35,055)
Teleflex, Inc.	332	11/20/20	USD	360.00	USD	11,302	(408,360)
Twist Bioscience Corp.	194	11/20/20	USD	75.00	USD	1,474	(185,270)
United Therapeutics Corp.	74	11/20/20	USD	110.00	USD	747	(21,830)
Zai Lab Ltd., ADR	155	11/20/20	USD	90.00	USD	1,289	(73,625)

							$(20,610,516)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Beam Therapeutics, Inc.	JPMorgan Chase Bank N.A.	21,200	10/06/20	USD	23.75	USD	522	$(30,718)
Amplifon SpA	Credit Suisse International	51,700	10/07/20	EUR	29.17	EUR	1,577	(83,741)
Genmab A/S, ADR	Credit Suisse International	35,000	10/07/20	DKK	2,407.11	DKK	80,654	(61,673)
GN Store Nord A/S	Goldman Sachs International	55,400	10/07/20	DKK	401.98	DKK	26,502	(667,082)
Jinxin Fertility Group Ltd.	JPMorgan Chase Bank N.A.	1,342,000	10/07/20	HKD	11.43	HKD	13,197	(662)
Lonza Group AG, Registered Shares	UBS AG	2,900	10/07/20	CHF	575.91	CHF	1,648	(26,061)
Merck KGaA	Credit Suisse International	14,900	10/07/20	EUR	118.04	EUR	1,853	(115,258)
Passage Bio, Inc.	JPMorgan Chase Bank N.A.	23,700	10/07/20	USD	16.67	USD	311	(477)
Straumann Holding AG, Registered Shares	UBS AG	3,000	10/07/20	CHF	965.58	CHF	2,795	(10,984)
UCB SA	Goldman Sachs International	38,700	10/07/20	EUR	113.40	EUR	3,749	(2)
ADC Therapeutics SA	Credit Suisse International	19,700	10/13/20	USD	43.86	USD	650	(806)
Keros Therapeutics, Inc.	Credit Suisse International	26,500	10/13/20	USD	56.66	USD	1,022	(370)
Voyager Therapeutics, Inc.	Barclays Bank PLC	32,800	10/13/20	USD	12.69	USD	350	(3,395)
Akouos, Inc.	Credit Suisse International	25,000	10/14/20	USD	24.52	USD	572	(26,850)
ORIC Pharmaceuticals, Inc.	Credit Suisse International	19,100	10/14/20	USD	26.45	USD	478	(21,086)
Venus MedTech Hangzhou, Inc., Class H	Morgan Stanley & Co. International PLC	22,000	10/14/20	HKD	74.29	HKD	1,820	(29,189)
Wuxi Biologics Cayman, Inc.	Morgan Stanley & Co. International PLC	114,000	10/14/20	HKD	185.22	HKD	21,653	(143,996)
Immunovant, Inc.	Credit Suisse International	21,500	10/15/20	USD	38.69	USD	757	(11,382)
Morphic Holding, Inc.	Credit Suisse International	25,100	10/16/20	USD	27.83	USD	686	(37,091)
Rapt Therapeutics, Inc.	Credit Suisse International	47,200	10/19/20	USD	25.75	USD	1,520	(333,507)
Chugai Pharmaceutical Co. Ltd.	JPMorgan Chase Bank N.A.	24,600	10/20/20	JPY	4,786.26	JPY	116,427	(33,946)
Eisai Co. Ltd.	Goldman Sachs International	10,600	10/20/20	JPY	9,760.28	JPY	102,103	(23,195)
GN Store Nord A/S	Barclays Bank PLC	46,000	10/20/20	DKK	474.11	DKK	22,006	(104,498)
Grifols SA, Class A	Barclays Bank PLC	88,000	10/20/20	EUR	22.94	EUR	2,158	(181,123)
Hansoh Pharmaceutical Group Ltd.	JPMorgan Chase Bank N.A.	600,000	10/20/20	HKD	37.05	HKD	22,728	(122,637)
Jinxin Fertility Group Ltd.	JPMorgan Chase Bank N.A.	1,320,000	10/20/20	HKD	11.34	HKD	12,981	(7,920)
Lonza Group AG, Registered Shares	UBS AG	2,800	10/20/20	CHF	585.45	CHF	1,592	(35,171)
Straumann Holding AG, Registered Shares	Barclays Bank PLC	2,400	10/20/20	CHF	940.60	CHF	2,236	(47,611)
UCB SA	Goldman Sachs International	19,100	10/20/20	EUR	103.43	EUR	1,850	(14,775)
Akouos, Inc.	JPMorgan Chase Bank N.A.	25,000	10/21/20	USD	28.01	USD	572	(15,202)
Amplifon SpA	UBS AG	51,700	10/21/20	EUR	28.68	EUR	1,577	(125,083)
Avidity Biosciences, Inc.	JPMorgan Chase Bank N.A.	12,820	10/21/20	USD	35.70	USD	361	(2,520)
Berkeley Lights, Inc.	JPMorgan Chase Bank N.A.	29,900	10/21/20	USD	63.93	USD	2,283	(411,375)
Convatec Group PLC	Goldman Sachs International	583,500	10/21/20	GBP	1.88	GBP	1,042	(9,165)
Demant A/S	Goldman Sachs International	44,000	10/21/20	DKK	189.25	DKK	8,762	(88,778)
Forma Therapeutics Holdings, Inc.	Credit Suisse International	67,900	10/21/20	USD	46.19	USD	3,384	(379,035)
Keros Therapeutics, Inc.	Credit Suisse International	26,500	10/21/20	USD	57.83	USD	1,022	(1,666)
Molecular Templates, Inc.	Credit Suisse International	33,500	10/21/20	USD	12.54	USD	366	(5,837)
Seres Therapeutics, Inc.	Goldman Sachs International	46,700	10/21/20	USD	26.66	USD	1,322	(152,433)
Sonova Holding AG, Registered Shares	Morgan Stanley & Co. International PLC	8,400	10/21/20	CHF	209.10	CHF	1,961	(240,192)
TCR2 Therapeutics, Inc.	Credit Suisse International	28,500	10/21/20	USD	19.39	USD	579	(58,125)
Venus MedTech Hangzhou, Inc., Class H	Morgan Stanley & Co. International PLC	23,000	10/21/20	HKD	74.29	HKD	1,903	(32,886)
WuXi AppTec Co. Ltd., Class H	Citibank N.A.	220,000	10/22/20	HKD	111.47	HKD	24,656	(147,982)
Astellas Pharma, Inc.	JPMorgan Chase Bank N.A.	96,400	10/23/20	JPY	1,643.28	JPY	151,553	(16,950)
Merck KGaA	Credit Suisse International	18,100	10/27/20	EUR	125.05	EUR	2,251	(74,106)
Alcon AG	Credit Suisse International	97,500	10/28/20	USD	59.95	USD	5,553	(96,160)
Alnylam Pharmaceuticals, Inc.	Citibank N.A.	34,700	10/28/20	USD	134.39	USD	5,052	(458,809)
ALX Oncology Holdings, Inc.	Citibank N.A.	25,800	10/28/20	USD	40.55	USD	974	(44,402)

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Health Sciences Trust II (BMEZ)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Applied Molecular Transport, Inc.	JPMorgan Chase Bank N.A.	41,400	10/28/20	USD	25.62	USD	1,317	$(271,041)
Avantor, Inc.	Credit Suisse International	95,900	10/28/20	USD	23.01	USD	2,157	(106,446)
Avidity Biosciences, Inc.	Morgan Stanley & Co. International PLC	27,000	10/28/20	USD	36.38	USD	760	(7,545)
Berkeley Lights, Inc.	JPMorgan Chase Bank N.A.	29,900	10/28/20	USD	77.54	USD	2,283	(187,803)
CareDx, Inc.	Citibank N.A.	28,300	10/28/20	USD	35.05	USD	1,074	(113,444)
Demant A/S	Goldman Sachs International	43,600	10/28/20	DKK	197.61	DKK	8,682	(60,866)
Eisai Co. Ltd.	Morgan Stanley & Co. International PLC	12,000	10/28/20	JPY	9,699.04	JPY	115,588	(38,892)
Forma Therapeutics Holdings, Inc.	JPMorgan Chase Bank N.A.	67,800	10/28/20	USD	48.60	USD	3,379	(321,298)
GN Store Nord A/S	Goldman Sachs International	56,500	10/28/20	DKK	484.62	DKK	27,028	(97,392)
Insulet Corp.	Credit Suisse International	20,000	10/28/20	USD	229.96	USD	4,732	(325,742)
IQVIA Holdings, Inc.	UBS AG	11,300	10/28/20	USD	161.92	USD	1,781	(50,029)
Kodiak Sciences, Inc.	Credit Suisse International	30,000	10/28/20	USD	59.67	USD	1,776	(118,477)
LHC Group, Inc.	Credit Suisse International	21,300	10/28/20	USD	202.88	USD	4,528	(323,758)
Masimo Corp.	Credit Suisse International	28,500	10/28/20	USD	229.00	USD	6,728	(364,412)
Oak Street Health, Inc.	JPMorgan Chase Bank N.A.	11,700	10/28/20	USD	44.94	USD	625	(110,971)
Penumbra, Inc.	Bank of America N.A.	10,500	10/28/20	USD	207.39	USD	2,041	(29,618)
Relay Therapeutics, Inc.	Morgan Stanley & Co. International PLC	15,300	10/28/20	USD	46.80	USD	652	(38,407)
Sonova Holding AG, Registered Shares	Goldman Sachs International	7,900	10/28/20	CHF	224.60	CHF	1,844	(121,157)
Straumann Holding AG, Registered Shares	Morgan Stanley & Co. International PLC	3,000	10/28/20	CHF	958.52	CHF	2,795	(56,176)
UCB SA	Goldman Sachs International	39,800	10/28/20	EUR	99.58	EUR	3,855	(102,173)
WuXi AppTec Co. Ltd., Class H	Morgan Stanley & Co. International PLC	240,000	10/28/20	HKD	113.56	HKD	26,897	(149,343)
Grifols SA, Class A	Credit Suisse International	88,000	10/30/20	EUR	22.95	EUR	2,158	(191,595)
Arcutis Biotherapeutics, Inc.	Bank of America N.A.	19,300	11/02/20	USD	25.49	USD	565	(89,312)
Beam Therapeutics, Inc.	Barclays Bank PLC	21,200	11/02/20	USD	23.91	USD	522	(55,153)
Passage Bio, Inc.	JPMorgan Chase Bank N.A.	23,800	11/02/20	USD	17.07	USD	312	(8,580)
ResMed, Inc.	UBS AG	14,300	11/02/20	USD	192.25	USD	2,451	(18,209)
Revolution Medicines, Inc.	Credit Suisse International	14,900	11/02/20	USD	28.35	USD	519	(105,373)
Kadmon Holdings, Inc.	UBS AG	181,800	11/03/20	USD	4.80	USD	713	(11,742)
Krystal Biotech, Inc.	Credit Suisse International	13,000	11/03/20	USD	48.64	USD	560	(17,634)
Merck KGaA	Credit Suisse International	17,300	11/03/20	EUR	126.48	EUR	2,151	(66,425)
Akouos, Inc.	Morgan Stanley & Co. International PLC	28,000	11/04/20	USD	28.25	USD	640	(29,709)
Amplifon SpA	Barclays Bank PLC	58,200	11/04/20	EUR	29.77	EUR	1,775	(103,079)
Avidity Biosciences, Inc.	Morgan Stanley & Co. International PLC	27,000	11/04/20	USD	36.26	USD	760	(11,572)
Chugai Pharmaceutical Co. Ltd.	Goldman Sachs International	27,600	11/04/20	JPY	4,866.55	JPY	130,625	(42,790)
Demant A/S	Goldman Sachs International	43,600	11/04/20	DKK	197.61	DKK	8,682	(67,372)
Genmab A/S, ADR	Goldman Sachs International	19,500	11/04/20	DKK	2,326.11	DKK	44,936	(206,645)
Hansoh Pharmaceutical Group Ltd.	Citibank N.A.	870,000	11/04/20	HKD	38.71	HKD	32,955	(128,951)
Jinxin Fertility Group Ltd.	JPMorgan Chase Bank N.A.	872,000	11/04/20	HKD	10.19	HKD	8,575	(44,178)
Lonza Group AG, Registered Shares	Goldman Sachs International	3,200	11/04/20	CHF	595.57	CHF	1,819	(40,685)
Relmada Therapeutics, Inc.	Morgan Stanley & Co. International PLC	18,000	11/04/20	USD	39.34	USD	677	(36,474)
Wuxi Biologics Cayman, Inc.	Morgan Stanley & Co. International PLC	129,000	11/04/20	HKD	199.16	HKD	24,502	(128,986)
Annexon, Inc.	JPMorgan Chase Bank N.A.	45,900	11/06/20	USD	29.75	USD	1,388	(157,612)
Coloplast A/S, Class B	Barclays Bank PLC	5,100	11/06/20	DKK	1,041.65	DKK	5,118	(12,492)
Royalty Pharma PLC, Class A	JPMorgan Chase Bank N.A.	18,000	11/06/20	USD	41.70	USD	757	(54,879)
Zentalis Pharmaceuticals, Inc.	Barclays Bank PLC	28,000	11/06/20	USD	33.64	USD	915	(71,321)
Immunovant, Inc.	Barclays Bank PLC	26,000	11/09/20	USD	36.83	USD	915	(53,137)
ORIC Pharmaceuticals, Inc.	JPMorgan Chase Bank N.A.	27,000	11/09/20	USD	24.07	USD	675	(88,542)
Convatec Group PLC	Barclays Bank PLC	583,500	11/10/20	GBP	181.39	GBP	1,042	—
Kadmon Holdings, Inc.	UBS AG	181,800	11/10/20	USD	4.80	USD	713	(15,704)
WuXi AppTec Co. Ltd., Class H	JPMorgan Chase Bank N.A.	137,700	11/10/20	HKD	112.97	HKD	15,432	(97,158)
Wuxi Biologics Cayman, Inc.	JPMorgan Chase Bank N.A.	114,000	11/10/20	HKD	192.19	HKD	21,653	(156,627)
ALX Oncology Holdings, Inc.	JPMorgan Chase Bank N.A.	22,000	11/11/20	USD	39.81	USD	830	(18,825)
Arcutis Biotherapeutics, Inc.	Citibank N.A.	19,400	11/11/20	USD	30.45	USD	568	(17,503)
Berkeley Lights, Inc.	Citibank N.A.	25,000	11/11/20	USD	79.90	USD	1,909	(123,882)
Kymera Therapeutics, Inc.	JPMorgan Chase Bank N.A.	22,000	11/11/20	USD	33.88	USD	711	(21,296)
Astellas Pharma, Inc.	UBS AG	170,000	11/12/20	JPY	1,645.88	JPY	267,261	(55,850)
Eisai Co. Ltd.	UBS AG	10,700	11/12/20	JPY	9,923.87	JPY	103,066	(31,154)
Gerresheimer AG	Morgan Stanley & Co. International PLC	20,000	11/12/20	EUR	98.25	EUR	1,909	(53,712)
ADC Therapeutics SA	Credit Suisse International	20,000	11/13/20	USD	35.14	USD	660	(51,036)
Envista Holdings Corp.	JPMorgan Chase Bank N.A.	62,400	11/16/20	USD	26.50	USD	1,540	(41,168)
Chugai Pharmaceutical Co. Ltd.	JPMorgan Chase Bank N.A.	24,600	11/18/20	JPY	4,901.50	JPY	116,427	(31,080)
Demant A/S	Goldman Sachs International	44,100	11/18/20	DKK	206.08	DKK	8,782	(46,086)

8

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Health Sciences Trust II (BMEZ)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Jinxin Fertility Group Ltd.	JPMorgan Chase Bank N.A.	1,342,000	11/18/20	HKD	10.07	HKD	13,197	$(49,939)
Hansoh Pharmaceutical Group Ltd.	Morgan Stanley & Co. International PLC	856,000	11/19/20	HKD	38.78	HKD	32,425	(107,822)
Voyager Therapeutics, Inc.	Barclays Bank PLC	33,000	11/19/20	USD	11.50	USD	352	(29,465)
Immunovant, Inc.	JPMorgan Chase Bank N.A.	16,700	11/23/20	USD	40.00	USD	588	(25,043)
Krystal Biotech, Inc.	Bank of America N.A.	27,800	11/30/20	USD	44.23	USD	1,197	(107,280)
Revolution Medicines, Inc.	Credit Suisse International	11,000	12/01/20	USD	36.54	USD	383	(37,243)

								$(10,491,222)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Trust were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Trust’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Biotechnology	$943,543,588	$105,534,621	$—	$1,049,078,209
Diversified Financial Services	29,965,151	—	—	29,965,151
Health Care Equipment & Supplies	609,830,046	170,115,586	—	779,945,632
Health Care Providers & Services	207,330,181	142,804,396	—	350,134,577
Health Care Technology	68,548,873	—	—	68,548,873
Insurance	31,457,883	—	—	31,457,883
Life Sciences Tools & Services	170,171,540	91,660,542	—	261,832,082
Pharmaceuticals	62,676,239	163,329,147	—	226,005,386
Corporate Bonds	—	—	4,591,000	4,591,000
Preferred Securities
Preferred Stocks	—	51,395,066	28,549,625	79,944,691

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Health Sciences Trust II (BMEZ)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$147,557,801	$—	$—	$147,557,801

	$2,271,081,302	$724,839,358	$33,140,625	3,029,061,285

Investments Valued at NAV(a)				7,366,994

				$3,036,428,279

Derivative Financial Instruments(b)
Liabilities
Equity Contracts	$(19,554,084)	$(11,547,654)	$—	$(31,101,738)

	$(19,554,084)	$(11,547,654)	$—	$(31,101,738)

(a)	Certain investments of the Trust were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are options written. Options written are shown at value.

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Corporate Bonds	Preferred Stocks	Total
Assets
Opening balance, as of December 31, 2019	$—	$—	$—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation (depreciation)(a)	—	67,294	67,294
Purchases	4,591,000	28,482,331	33,073,331
Sales	—	—	—

Closing balance, as of September 30, 2020	$4,591,000	$28,549,625	$33,140,625

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2020(a)	$—	$67,294	$67,294

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2020 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Trust’s Level 3 investments as of period end.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobserable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Corporate Bonds	$4,591,000	Market	Recent Transactions	—	—
Preferred Stocks	28,549,625	Market	Volatility	71% - 80%	75%
			Time to Exit	3.0 - 5.0	3.9
			Recent Transactions	—	—

	$33,140,625

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

10

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Health Sciences Trust II (BMEZ)

Currency Abbreviation

CHF	Swiss Franc

DKK	Danish Krone

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

JPY	Japanese Yen

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

OTC	Over-the-Counter

SCHEDULE OF INVESTMENTS	11